COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7: -	COMMITMENTS AND CONTINGENCIES

a.	Royalty commitments:

1.
The Company receives research and development grants from the IIA. In consideration for the research and development grants received from the IIA, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company does not generate sales of products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3.5% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR.

As of December 31, 2016, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $43,563. The total research and development grants that the Company has received from the IIA as of December 31, 2016, were $40,085. The accumulated interest as of December 31, 2016, was $15,491 and the accumulated royalties paid to the IIA were $12,013.

Royalty expenses relating to the IIA grants included in cost of revenues during the years ended December 31, 2016, 2015 and 2014 were $1,033, $655 and $827, respectively.

In May 2010, the Company received a notice from the IIA regarding alleged miscalculations of the amount of royalties paid by the Company to the IIA for the years 1992-2009 and the revenues basis on which the Company had to pay royalties. The Company believes that all royalties due to the IIA from the sale of products developed with funding provided by the IIA during such years were properly paid or were otherwise accrued. During 2011, the Company reviewed with the IIA the alleged miscalculations. The Company assessed the merits of the aforesaid arguments raised by the IIA and recorded a liability for an estimated loss respectively.

2.
In April 2012 and in April 2014, the MOE approved the Company's application for participation in funding the setting up of the Company’s India subsidiary and China branch as part of a designated grants plan for setting up and establishing a marketing agency in India and China. The grant is intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, respectively, based on the approved budget for the plan over a period of three years.

The Company is obligated to pay to the MOE royalties of 3% on the increased sales in the target market, with respect to the year during which the grant was approved over a period of five years but not more than the total linked amount of the grant received.

The total marketing grants that the Company has received from the MOE as of December 31, 2016, were in the amount of $619. As of December 31, 2016, no liability was accrued.

3.
According to the Company's agreements with the Israel-U.S Bi-National Industrial Research and Development Foundation ("BIRD-F"), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of BIRD-F's grant, linked to the United States Consumer Price Index (“CPI”) relating to such products. The last funds from the BIRD-F were received in 1996. In the event the Company does not generate sales of products developed with funds provided by BIRD-F, the Company is not obligated to pay royalties or repay the grants.

The total research and development funds that the Company has received from the BIRD-F were $340. As of December 31, 2016, the Company is required to pay royalties up to an amount of $815, including linkage to the CPI.

As of December 31, 2016, the accumulated royalties paid to the BIRD-F including linkage to the CPI were $449. Accordingly, the Company's total commitment with respect to royalty-bearing participation received, net of royalties paid, amounted to $366 as of December 31, 2016.

Since 2003, the Company has not generated sales of products developed with the funds provided by BIRD-F. Therefore, the Company is not obligated to pay royalties or repay the grant since such date.

b.	Operating leases:

Premises occupied by the Company and its subsidiaries are rented under various rental agreements, part of which are with related parties (see also Note 11). In 2016, the Company signed an expansion to the rental agreement related to its Israeli located offices, which includes additional office space.

The rental agreements for the premises of the Company and its subsidiaries expire up to December 31, 2020. The Company also has several motor vehicle lease agreements, each for a period of 36 months. As of December 31, 2016, the Company maintains 30 leased cars.

As of December 31, 2016, the future minimum aggregate lease commitments under non-cancelable operating lease agreements are as follows:

As of the year ended December 31,	Premises	Motor vehicles	Total

2017	$782	$65	$847
2018	$715	-	$715
2019	$715	-	$715
2020	$715	-	$715

	$2,927	$65	$2,992

Total lease expenses (net of sublease income from premises under sublease agreements amounted to $27 in 2016) amounted to $1,023, $801 and $883 for the years ended December 31, 2016, 2015 and 2014, respectively.

c.	Bank guarantee:

As of December 31, 2016, the Company established a bank guarantee to the Israeli Customs Authority that amounted to $32, which expires on April 30, 2017, and a guarantee related to one of its projects that amounted to $76, which expires on December 12, 2017.

d.
In December 2014, one of the Company's customers (the "Customer") in Latin America sent a termination notice with respect to the agreement between the parties, claiming for refund of all amounts previously paid and damages. On August 30, 2015, the Company sent a counter notice to the Customer and rejected completely all the Customer's claims. Currently, the Company concludes that no potential loss with respect to the claim to refund or damages is considered probable.

In addition, with respect to this termination letter the Company took an inventory and related costs write-off charge of approximately $1,815 thousand during the year ended December 31, 2014. Such costs are related to equipment that was shipped to this customer for which revenue criteria have not been met. The write-off was charged to costs of revenue and selling and marketing, net expenses in a total amount of $1,639 and $176, respectively, during the year ended December 31, 2014.